Other Operating Income	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Operating Income
8.	Other Operating Income

Other operating income is summarized as follows:

	Year ended December 31,
	2015	2014	2013

Sundry shipping income	$382	$420	$411
Gain on sale of vessels	93	—	—
Other sundry income	—	90	—

	$475	$510	$411